January 9, 1998


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                            Re: Brandes International Fund
                                            File No. 33-81396, 811-08614
                                            CIK No. 926678

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the BrandesInstitutional International Equity Fund series of the Registrant for the twelve month period ended October 31, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                 Brandes Institutional International Equity Fund









                                     Annual
                                     Report

                                 For the Period
                                 January 2, 1997
                                     through
                                October 31, 1997

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

                                  Annual Report

     For the period from inception (January 2, 1997) through October 31, 1997

December 16, 1997

Dear Shareholder:

Your fund's performance was strong for the fiscal year, even in the face of widespread volatility in world markets. For the period from inception on January 2, 1997, through fiscal year end of October 31, 1997, your fund returned 16.56%. This compares to a return of only 2.96% for the same period for the benchmark, the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index.

Returns in your Fund were driven by strong performance in its holdings in the telecommunications industry, in insurance and banking stocks, and in food and household products companies. Geographically, strong returns were experienced by companies the Fund owns in Europe, particularly France, Switzerland, Italy, Denmark and Spain.

As you are well aware, recent months saw world markets decline substantially. The decline was led by Asian markets, spread to Latin America, and then to the developed markets in the U.S. and Europe. The currency turmoil experienced in Asia seems to have precipitated the declines, generating concerns over other emerging market currencies, which then provoked worries over the earnings and competitiveness of developed market businesses.

For years, we have been hearing about the "Asian miracle", defined as high economic growth, low currency risk and generally high stock market valuations. For years, we at Brandes have been fielding questions as to why we were not generally investing in this region, with all the good news and opportunity. Our response has been simple and consistent: "The stocks aren't cheap enough." Now perceptions of Asia have changed, and it is being called the "Asian Disaster." We believe both perceptions were wrong. In our opinion, Asian conditions were neither as rosy as believed in the past, nor as dire as they are currently viewed. Over the past 18 months, some top Asian companies have gone from trading at 4

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND


times book value to trading at less than book value, while their currencies have declined. In our opinion, Asia is finally beginning to look attractive from a value perspective. At October 31, 1997, your fund consisted of about 14% in Asian stocks. Don't be surprised in the coming months if you see the fund increase its commitment to Asia in light of the recent availability of bargain opportunities.

Keep in mind that the Brandes Institutional International Equity Fund does not have a 12-18 month investment horizon. We do not buy companies with the expectation of a near-term increase in the quoted price of a company. We do not buy companies because we think the market will rise in the short run. We would call such a short-term focus "speculation." We are not speculators. We are investors. In general, we buy companies which have an identifiable competitive advantage in product or service, and which have strong balance sheets to withstand difficult economic periods. We buy them at prices below our estimate of the fair value of the business. We then take a 3- to 5-year investment view. We believe it is critical to hold value investments long enough to allow them to achieve their long-term potential.

Over time, market declines are not only a possibility, but a virtual certainty. Volatility has always been, and always will be, the nature of financial markets. But despite the unpleasantness of such disruption, it is necessary if investors are to attain strong long-term investment results. If stock prices always moved in small, even increments over the years, there would be no opportunity to purchase businesses at under-valued prices. In the short term, volatile financial markets can provide long-term investors a tremendous advantage.

We continue to assess markets to identify quality companies selling at bargain prices to add to your fund. We believe recent market conditions will make some opportunities even more attractive. And we believe our insistence on purchasing under-valued stocks will dampen the volatility of the fund's performance over time, while producing solid returns.

We thank you for your confidence in Brandes' long-term value investment approach and look forward to continuing to serve you.

Sincerely,
/s/
Barry P. O'Neil
President

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

                     Comparison of the change in value of a
                            $10,000 investment in the
                              Brandes Institutional
                          International Equity Fund and
                           the Morgan Stanley Capital
                               International EAFE
                    (Europe, Australasia and Far East) Index.

Date                 Fund        EAFE Index
2-Jan-97            10,000         10,000
31-Jan-97           10,224          9,747
30-Apr-97           10,624          9,995
31-Jul-97           12,272         11,414
31-Oct-97           11,656         10,296



Fund total return from inception on
January 2, 1997 to October 31, 1997: 16.56%





Past performance is not predictive of future performance.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS as of October 31, 1997

                              Shares        Value
--------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS: 95.3%
--------------------------------------------------------------------------------
Argentina: 2.2%
  Yacimientos Petroliferos
   S.A. D Shares, ADR......   35,800   $ 1,145,600
                                         ---------

Austria: 0.8%
  EVN Energie-Versorg.
   Nie., ORD...............    3,505       406,795
                                             -----

Brazil: 3.4%
  Centrais Electricas,
   ADR.....................   51,980     1,096,217
  Telecommunicacoes
   Brasileiras Preferred,
   ADR.....................    6,190       628,285
                                           -------
                                         1,724,502
                                         ---------

Denmark: 7.5%
  Den Danske Bank
   Group, ORD..............   15,710     1,772,460
  Den Danske Bank
   Group, ADR..............      190        21,463
  Tele Danmark AS-B,
   ORD.....................   35,170     2,064,437
                                         ---------
                                         3,858,360
                                         ---------

France: 17.4%

  AGF Assurances Gen
   de France, ORD..........   29,410     1,546,284
  Alcatel Alsthom, ORD        16,540     1,994,254
  CIE Financiere
   De Paribas, ORD.........    7,300       529,748
  Group Danone, ADR........    1,560        47,808
  Groupe Danone, ORD.......   13,740     2,099,381
  PSA Peugeot Citroen,
   ORD.....................   10,650     1,204,755
  Ste. Natl. Elf Aquitaine,
   ORD.....................    7,475       924,582
  Societe General, ORD.....    3,800       520,052
                                           -------
                                         8,866,864
                                         ---------
Germany: 4.2%
  Daimler-Benz, ADR........      580        39,694
  Daimler-Benz AG,
   ORD.....................   30,940     2,105,566
                                         ---------
                                         2,145,260
                                         ---------
Israel: 0.0%
  Scitex Corporation, Ltd.,
   ORD.....................      600         7,275
                                             -----

Italy: 11.7%
  Banca Commerciale
   It. SPA, ORD............  302,510       825,126
  Istituto Mobiliare
   Italiano, ORD...........  174,300     1,558,014
  Instit. Nazionale
   Assic., ORD.............  592,900       953,858
  Italgas-Sta It per il
   Gas pA, ORD.............  123,900       440,725
  Telecom Italia Spa,
   ORD.....................  354,000     2,217,527
                                         ---------
                                         5,995,250
                                         ---------
Japan: 10.2%
  Daiwa Securities Co.,
   Ltd., ORD...............   67,000       406,127
  Fuji Photo Film
   Co. Ltd., ORD...........   36,900     1,339,581
  Hitachi, Ltd., ADR.......      260        20,800
  Hitachi, Ltd., ORD.......  178,800     1,377,100
  Nippon Oil Co., Ltd.,
   ORD.....................   85,000       348,917

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS as of October 31, 1997
--------------------------------------------------------------------------------
                              Shares         Value
--------------------------------------------------------------------------------
Japan, continued
  Tokio Marine & Fire
   Insur., ADR.............      490      $ 25,051
  Tokio Marine & Fire
   Insur., ADR.............  119,900     1,197,993
  Yamaichi Secs. Co.,
   Ltd., ORD...............  263,000       499,279
                                           -------
                                         5,214,848
                                         ---------

Mexico: 2.2%
  Telefonos de
   Mexico, ADR.............   25,600     1,107,200
                                         ---------

Netherlands: 3.8%
  ING Groep N.V.,
   ORD.....................   20,310       850,248
  KPN - Konin. PTT
   Nederland, ORD..........   29,150     1,111,017
                                         ---------
                                         1,961,265
                                         ---------

Portugal: 1.7%
  Electricidade de
   Portugal, ORD...........   50,000       876,720
                                           -------

Singapore: 3.2%
  Development Bank
   of Singapore, ORD.......   53,000       494,506
  Jardine Matheson
   Holdings, ORD...........  181,800     1,163,520
                                         ---------
                                         1,658,026
                                         ---------

South Africa: 2.7%
  De Beers Cons. Mines,
   ADR.....................      830        19,920
  De Beers-Cent. Linked
   Unit, ORD...............   35,100       836,598
  Iscor, Ltd., ORD.........  968,300       502,548
                                           -------
                                         1,359,066
                                         ---------
South Korea: 0.3%
  Korea Electric Power
   Corp., ADR..............   19,750       161,703
                                         ---------

Spain: 4.9%
  Argentaria, ORD..........   13,090       725,825
  Telefonica de Espana
   S.A., ORD...............   43,170     1,176,123
  Union Electrica Fenosa,
   S.A.....................   61,000       581,867
                                           -------
                                         2,483,815
                                         ---------
Switzerland: 7.1%
  Baloise Holdings - Reg,
   ORD+....................      592     1,066,361
  Nestle S.A., ADR.........      790        55,811
  Nestle S.A., ORD.........    1,790     2,524,424
                                         ---------
                                         3,646,596
                                         ---------
Thailand: 0.5%
  Thai Farmers Bank,
   F Shares, ORD...........   99,000       270,557
                                           -------

United Kingdom: 11.5%
  B.A.T. Industries PLC,
   ADR.....................    1,720        30,745
  B.A.T. Industries PLC,
   ORD.....................  119,700     1,046,932
  BTR PLC, ORD.............  447,090     1,509,018
  Grand Metropolitan
   PLC, ORD................   98,700       890,570
  Guinness PLC, ORD........  159,650     1,427,143
  Imperial Chemical
   Ind. PLC, ORD...........   63,900       943,094
                                           -------
                                         5,847,502
                                         ---------

Total Common Stocks
  (cost $46,620,472).......             48,737,204
                                        ----------

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS as of October 31, 1997
--------------------------------------------------------------------------------
                           Principal         Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 4.5%
--------------------------------------------------------------------------------

United States: 4.5%
  Investors Bank & Trust Co.,
  Repurchase Agreement, 5.25%,
  dated 10/31/97, due 11/3/97,
  collateralized by FHLMC CMT
  FLTR, due 2/25/22 (proceeds
  $2,288,558)......................    $ 2,287,557
                                       -----------
+ Non-income producing security.

# Cost for federal income tax purposes is the same.

Net unrealized appreciation consists of:

  Gross unrealized appreciation.....   $ 4,236,524
  Gross unrealized depreciation.....    (2,119,792)
                                        ----------
   Net unrealized appreciation......   $ 2,116,732
Total Investments in Securities
  (cost $48,908,029#): 99.8%......     $51,024,761
Other Assets less
  Liabilities: 0.2%................        104,755
                                           -------

Total Net Assets: 100.0% ...........   $51,129,516
                                       ===========

See accompanying Notes to Financial Statements.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS by Industry
--------------------------------------------------------------------------------
Automobiles.............................         6.8%
Banking.................................        13.7%
Beverages and Tobacco ..................         5.1%
Chemicals...............................         1.9%
Electrical & Electronics................         7.0%
Energy Sources..........................         5.0%
Financial Services......................         1.9%
Food and Household Products.............        11.5%
Insurance...............................        11.6%
Metals-Steel............................         1.1%
Misc. Materials and Commodities.........         1.8%
Multi - Industry........................         5.5%
Recreation, Other Consumer Goods.......          2.8%
Telecommunications......................        17.0%
Utilities - Electrical & Gas............         7.3%
                                                 ---
                                               100.0%
                                               =====

See accompanying Notes to Financial Statements.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES as of October 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (identified cost $48,908,029)......................    $51,024,761
   Foreign cash (cost $1,120,656).........................................................      1,132,745
   Receivables:
      Fund shares sold....................................................................        314,946
      Dividends and interest .............................................................         64,693
      Tax reclaim.........................................................................         53,319
   Prepaid expenses.......................................................................          7,938
   Deferred organization costs............................................................         12,800
                                                                                                   ------
      Total assets .......................................................................     52,611,202
                                                                                               ----------

LIABILITIES
   Payable for securities purchased.......................................................      1,407,453
   Due to investment advisor..............................................................         29,246
   Fund shares redeemed...................................................................         11,453
   Accrued expenses ......................................................................         33,534
                                                                                                   ------
      Total liabilities...................................................................      1,481,686
                                                                                                ---------

Net assets  ..............................................................................    $51,129,516
                                                                                              ===========

SOURCE OF NET ASSETS
   Paid-in capital .......................................................................    $47,926,405
   Undistributed net investment income....................................................        372,846
   Net realized gain on investments and foreign currency..................................        701,444
   Net unrealized appreciation on investments and foreign currency........................      2,128,821
                                                                                                ---------
      Net assets .........................................................................   $51,129,516
                                                                                             ===========


Net asset value, offering price and redemption price per share [3,510,009 shares
      outstanding; unlimited number of shares authorized without par value] ..............        $14.57
                                                                                                  ======

 See accompanying Notes to Financial Statements.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS - January 2, 1997* to October 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income:
      Dividends (net of withholding tax of $76,372).......................................      $ 571,931
      Interest............................................................................        117,908
                                                                                                  -------
         Total income.....................................................................        689,839
                                                                                                  -------

   Expenses:
      Accounting fees.....................................................................         43,384
      Administration fee .................................................................         33,261
      Advisory fees ......................................................................        260,518
      Amortization of deferred organization costs ........................................          1,770
      Auditing fees.......................................................................         17,521
      Blue sky fees.......................................................................         13,391
      Custodian fees......................................................................         45,676
      Insurance expense...................................................................          1,367
      Legal fees..........................................................................          9,275
      Miscellaneous fees..................................................................          8,628
      Shareholder reporting...............................................................          7,885
      Transfer agent fees.................................................................         15,588
      Trustees' fees......................................................................          9,539
                                                                                                    -----
      Total expenses......................................................................        467,803
      Expense reimbursements .............................................................       (150,810)
                                                                                                 --------
      Net expenses........................................................................        316,993
                                                                                                  -------
            Net investment income ........................................................        372,846
                                                                                                  -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments and foreign currency...............................        701,444
      Net unrealized appreciation on investments and foreign currency.....................      2,128,821
                                                                                                ---------
         Net realized and unrealized gain on investments and foreign currency.............      2,830,265
                                                                                                ---------
            Net increase in net assets resulting from operations .........................   $ 3,203,111
                                                                                             ===========


*Commencement of operations.

See accompanying Notes to Financial Statements.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS - January 2, 1997* to October 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income:
      Dividends (net of withholding tax of $76,372).......................................      $ 571,931
      Interest............................................................................        117,908
                                                                                                  -------
         Total income.....................................................................        689,839
                                                                                                  -------

   Expenses:
      Accounting fees.....................................................................         43,384
      Administration fee .................................................................         33,261
      Advisory fees ......................................................................        260,518
      Amortization of deferred organization costs ........................................          1,770
      Auditing fees.......................................................................         17,521
      Blue sky fees.......................................................................         13,391
      Custodian fees......................................................................         45,676
      Insurance expense...................................................................          1,367
      Legal fees..........................................................................          9,275
      Miscellaneous fees..................................................................          8,628
      Shareholder reporting...............................................................          7,885
      Transfer agent fees.................................................................         15,588
      Trustees' fees......................................................................          9,539
                                                                                                    -----
      Total expenses......................................................................        467,803
      Expense reimbursements .............................................................       (150,810)
                                                                                                 --------
      Net expenses........................................................................        316,993
                                                                                                  -------
            Net investment income ........................................................        372,846
                                                                                                  -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments and foreign currency...............................        701,444
      Net unrealized appreciation on investments and foreign currency.....................      2,128,821
                                                                                                ---------
         Net realized and unrealized gain on investments and foreign currency.............      2,830,265
                                                                                                ---------
            Net increase in net assets resulting from operations .........................   $ 3,203,111
                                                                                             ===========


*Commencement of operations.

See accompanying Notes to Financial Statements.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            January 2, 1997*
                                                                                               through
                                                                                            October 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS:
Net investment income...................................................................       $ 372,846
Net realized gain on investments and foreign currency...................................         701,444
Net unrealized appreciation on investments and foreign currency.........................       2,128,821
                                                                                               ---------
      Net increase in net assets resulting from operations  ............................       3,203,111
                                                                                               ---------

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (a)................      47,926,405
                                                                                              ----------
      Total increase in net assets  ....................................................      51,129,516

NET ASSETS:
Beginning of period.....................................................................             -0-
                                                                                                      -
End of period (including undistributed net investment income of $372,846)...............     $51,129,516
                                                                                             ===========


(a) A summary of capital shares transactions is as follows:
                                                                                    January 2, 1997*
                                                                                         through
                                                                                    October 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Shares        Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold............................................................    4,293,211   $58,991,562
      Shares redeemed........................................................      783,202    11,065,157
                                                                                   -------    ----------
      Net increase...........................................................    3,510,009   $47,926,405
                                                                                 =========   ===========


*Commencement of operations.

See accompanying Notes to Financial Statements.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          January 2, 1997*
                                                                                               through
                                                                                          October 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period....................................................       $12.50
                                                                                               ------
Income from investment operations:
      Net investment income.............................................................          .17

      Net realized and unrealized gain on investments...................................         1.90
                                                                                                 ----
Total from investment operations .......................................................         2.07
                                                                                                 ----

Net asset value, end of period..........................................................       $14.57
                                                                                               ======

Total return............................................................................        16.56%++


RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..................................................      $51,130

Ratio of expenses to average net assets:
      Before expense reimbursement......................................................         1.76%+

      After expense reimbursement.......................................................         1.19%+

Ratio of net investment income to average net assets:
      Before expense reimbursement......................................................         0.84%+

      After expense reimbursement......................................................          1.40%+


Portfolio turnover rate.................................................................        27.40%


Average commission rate paid per share..................................................      $.0261



*Commencement of operations.

+ Annualized.

++ Not annualized.

See accompanying Notes to Financial Statements.

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS - October 31, 1997
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Brandes Institutional International Equity Fund (the "Fund") is a series of shares of beneficial interest of Brandes Investment Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (GAAP).

      A. Security Valuation. Investments in securities traded on a primary exchange are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange for which there has been no sale are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Advisor pursuant to guidelines of the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

            U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

            Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

            Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statements of Operations.

      B. Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement,

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL  STATEMENTS - October 31, 1997
--------------------------------------------------------------------------------

and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

      If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      C. Forward Foreign Currency Exchange Contracts. The Fund may utilize forward foreign currency exchange contracts ("forward contracts") under which it is obligated to exchange currencies at specific future dates.

      D. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      E. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      F. Deferred Organization Costs. The Fund has incurred expenses of $14,570 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      G. Concentration of Risk. As of October 31, 1997 the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund's net assets. It is the Trust's policy to continuously monitor these off-balance sheet risks.

      H. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period January 2, 1997 through October 31, 1997, Brandes Investment Partners, L.P. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provided certain personnel needed by the Fund. As compensation for its services, the Advisor was

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS - October 31, 1997
--------------------------------------------------------------------------------

entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The Fund is responsible for its own operating expenses. In order to maintain the Fund's operating expenses at 1.20% of average daily net assets, the Advisor has waived fees and reimbursed expenses totalling $150,810 during the period January 2, 1997 through October 31, 1997. Any such reductions made by the Advisor in its fees or reimbursement of expenses are subject to reimbursement by the Fund.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.10 of 1% of the first $100 million, 0.05 of 1% of the next $100 million and 0.03 of 1% in excess of $200 million of the Fund's average daily net assets, subject to a minimum of $40,000 per annum.

      Worldwide Value Distributors, L.L.C. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

      Certain officers of the Trust are also officers and/or Trustees of the Advisor, Administrator and Distributor.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the period January 2, 1997 through October 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $54,559,147 and $8,469,767, respectively.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES OF
BRANDES INVESTMENT TRUST
AND THE SHAREHOLDERS OF
BRANDES INSTITUTIONAL
INTERNATIONAL EQUITY FUND

      We have audited the accompanying statement of assets and liabilities of Brandes Institutional International Equity Fund (the "Fund"), a series of Brandes Investment Trust, including the schedule of investments, as of October 31, 1997, and the related statements of operations, changes in net assets, and the financial highlights for the period from January 2, 1997 (commencement of operations) through October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Brandes Institutional International Equity Fund as of October 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from January 2, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles.

                                                   ERNST & YOUNG LLP


Los Angeles, California
December 12, 1997

                                     Advisor
                        Brandes Investment Partners, L.P.
                             12750 High Bluff Drive
                           San Diego, California 92130
                                 1-800-331-2979

                                   Distributor
                      Worldwide Value Distributors, L.L.C.
                            4455 East Camelback Road
                                   Suite 261E
                             Phoenix, Arizona 85018

                                 Transfer Agent
                           Investors Bank & Trust Co.
                        200 Clarendon Street, 16th Floor
                           Boston, Massachusetts 02116

                                    Auditors
                                Ernst & Young LLP
                             515 South Flower Street
                          Los Angeles, California 90071

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                          Los Angeles, California 90071




                 This report is intended for shareholders of the Brandes Institutional International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.